Asset retirement obligations (Details) - Schedule of asset retirement obligations continuity - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of asset retirement obligations continuity [Abstract]
Balance, beginning	$ 4,176,493	$ 5,239,108
Accretion	429,956	400,710
Adjustments	157,227	(1,719,943)
Settlement	(11,324)	(11,189)
Additions from Azarga asset acquisition (Note 10)		267,807
Balance, ending	$ 4,752,352	$ 4,176,493